Goodwill and Intangible Assets, net - Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 3,201	$ 3,201
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,694	6,694
Accumulated Amortization	(423)	(182)
Net Carrying Amount	6,271	6,512
Trademarks [Member] | J&S
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	3,201	3,201
Customer Relationships | Pure Rooms
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	175	175
Accumulated Amortization	(35)	(26)
Net Carrying Amount	140	149
Customer Relationships | J&S
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,519	6,519
Accumulated Amortization	(388)	(156)
Net Carrying Amount	$ 6,131	$ 6,363